Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Schedule of disclosure of significant transactions
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the year ended December 31,
(in thousands of euros)	2022	2021	2020
Salaries, wages and benefits	1,464	1,245	1,073
Share-based payments	2,501	2,018	1,723
Supervisory Board’s fees	225	375	70
Total compensation to related parties	4,190	3,638	2,866